Related party transactions - Pension plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	May 22, 2023	Oct. 31, 2022
Diageo Pension Scheme | Diageo Pension Scheme
Disclosure of transactions between related parties [line items]
Related party Transactions, Interim Credit Facility Provided				£ 350.0	£ 850.0
Pension plans
Disclosure of transactions between related parties [line items]
Professional fees	£ 0.1	£ 0.1	£ 0.1